Condensed Interim Unaudited Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary shares	Share premium and capital reserve	Accumulated Deficit	Total
Balance at Dec. 31, 2022		$ 21,858	$ (16,014)	$ 5,844
Balance (in Shares) at Dec. 31, 2022	11,781,963
Issuance of shares and pre-funded warrants, net		806		806
Issuance of shares and pre-funded warrants, net (in Shares)	1,333,600
Exercise of options and vested RSUs
Exercise of options and vested RSUs (in Shares)	507,479
Share-based compensation		1,188		1,188
Net loss and comprehensive loss			(6,570)	(6,570)
Balance at Jun. 30, 2023		23,852	(22,584)	1,268
Balance (in Shares) at Jun. 30, 2023	13,623,042
Balance at Dec. 31, 2023		24,362	(26,121)	$ (1,759)
Balance (in Shares) at Dec. 31, 2023	15,379,042			15,379,042
Issuance of shares and pre-funded warrants, net		4,209		$ 4,209
Issuance of shares and pre-funded warrants, net (in Shares)	1,732,000
Exercise of options and vested RSUs
Exercise of options and vested RSUs (in Shares)	873,000
Reclassification of warrants into equity (Note 3)		1,695		1,695
Share-based compensation		413		413
Share-based compensation (in Shares)	70,964
Net loss and comprehensive loss			(6,261)	(6,261)
Balance at Jun. 30, 2024		$ 30,679	$ (32,382)	$ (1,703)
Balance (in Shares) at Jun. 30, 2024	18,055,006			18,055,006